Schedule III Real Estate and Accumulated Depreciation - Residential Real Estate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Residential Real Estate
Balance at beginning of period	$ 9,596,399	$ 8,796,708	$ 7,049,927
Additions during the period
Acquisitions	284,202	790,467	1,404,686
Improvements, etc.	53,182	103,765	301,589
Other	47,877	49,261	54,779
Deductions during the period
Dispositions and other	(136,956)	(143,802)	(14,273)
Reclassifications
Properties held for sale	(49,859)	0	0
Balance at close of period	9,794,845	9,596,399	8,796,708
Accumulated Depreciation
Balance at beginning of period	(543,698)	(308,155)	(101,227)
Depreciation expense	(263,093)	(245,065)	(207,289)
Dispositions and other	9,664	9,522	361
Reclassifications
Properties held for sale	4,797	0	0
Balance at close of period	$ (792,330)	$ (543,698)	$ (308,155)